AOMT II, LLC ABS-15G

Exhibit 99.5

Data Compare Summary (Total)
Run Date -XXX
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
City	0	6	0.00%	6
State	0	6	0.00%	6
Zip	0	6	0.00%	6
Original Loan Amount	0	6	0.00%	6
First Payment Date	0	6	0.00%	6
Original Term	5	6	83.33%	6
Amortization Term	5	5	100.00%	6
Maturity Date	0	6	0.00%	6
Original Interest Rate	0	6	0.00%	6
Amortization Type	5	5	100.00%	6
Representative FICO	0	6	0.00%	6
Property Type	0	6	0.00%	6
Lien Position	5	6	83.33%	6
Occupancy	0	6	0.00%	6
Purpose	0	6	0.00%	6
Appraised Value	0	5	0.00%	6
Contract Sales Price	4	4	100.00%	6
Original CLTV	0	6	0.00%	6
Original LTV	0	6	0.00%	6
Guideline Name	5	5	100.00%	6
Subject Debt Service Coverage Ratio	2	2	100.00%	6
Street	0	1	0.00%	6
Borrower First Name	0	1	0.00%	6
Borrower Last Name	0	1	0.00%	6
Note Date	0	1	0.00%	6
Original P&I	0	1	0.00%	6
# of Units	0	1	0.00%	6
Refi Purpose	0	1	0.00%	6
Originator Loan Designation	3	4	75.00%	6
LTV Valuation Value	0	1	0.00%	6
Investor: Qualifying Total Debt Ratio	0	4	0.00%	6
Total	34	132	25.76%	6